MAJOR CUSTOMERS (Details Narrative) - One Customer [Member] - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Feb. 28, 2017
Sales Revenue [Member]
Product Information [Line Items]
Percentage of product revenues	55.00%	56.00%
Accounts Receivable [Member]
Product Information [Line Items]
Accounts receivable	$ 900,000	$ 400,000